DEPOSITS BY CUSTOMERS	12 Months Ended
Dec. 31, 2020
DEPOSITS BY CUSTOMERS
DEPOSITS BY CUSTOMERS

NOTE 15. DEPOSITS BY CUSTOMERS

The detail of the deposits as of December 31, 2020 and 2019 is as follows:

Deposits	December 31, 2020	December 31, 2019
In millions of COP
Saving accounts	86,147,655	66,914,834
Time deposits	61,083,519	63,635,078
Checking accounts	31,894,229	25,159,676
Other deposits	1,695,390	1,495,724
Total	180,820,793	157,205,312

The following table details the time deposits issued by the Bank:

Time deposits	Effective interest rate		December 31, 2020
Modality	Minimum(2)	Maximum(2)	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.10%	7.00%	10,324,370	10,313,384
Between 6 months and 12 months	0.20%	7.25%	7,061,159	7,061,834
Between 12 months and 18 months	0.25%	6.50%	7,798,737	7,895,539
Greater than 18 months	0.01%	9.45%	35,899,253	37,014,083
Total			61,083,519	62,284,840
(1)	See Note 30 Fair value of assets and liabilities.
(2)

As of December 31 2020 and 2019, Colombian Central Bank’s benchmark interest rate stood at 1.75% and 4.25% respectively The decrease in this rate had an impact on the of Bank’s time deposit interest rates during 2020.

Time deposits	Effective interest rate		December 31, 2019
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.10%	6.60%	8,611,317	8,608,691
Between 6 months and 12 months	0.10%	7.25%	8,267,750	8,287,504
Between 12 months and 18 months	0.25%	6.75%	9,458,863	9,534,399
Greater than 18 months	0.01%	13.50%	37,297,148	38,235,068
Total			63,635,078	64,665,662
(1)	See Note 30 Fair value of assets and liabilities.

The detail of Time deposits issued by the Bank by maturity is as follows:

December 31, 2020
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	43,134,613	43,489,653
Between 1 and 3 years	11,592,876	11,971,664
Between 3 and 5 years	5,194,234	5,538,916
Greater than 5 years	1,161,796	1,284,607
Total	61,083,519	62,284,840
(1)	See Note 30 Fair value of assets and liabilities.

December 31, 2019
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	44,458,114	44,993,854
Between 1 and 3 years	13,543,877	13,790,539
Between 3 and 5 years	3,578,910	3,669,471
Greater than 5 years	2,054,177	2,211,798
Total	63,635,078	64,665,662
(1)	See Note 30 Fair value of assets and liabilities.